Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 30, 2012
Leases, Operating [Abstract]
Schedule of minimum rental payments under operating leases
The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 30, 2012 are:
(Dollars in Millions)

2013	2014	2015	2016	2017	After 2017	Total
$251	192	149	115	90	128	925